Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000809586
HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HEARTLAND International VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL
Investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The International Value Fund seeks long-term capital appreciation with modest current income.
Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Value Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2017
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The International Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example .
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the International Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through May 1, 2017.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The International Value Fund primarily invests in non-U.S. and U.S. equity securities, selected on a value basis and whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their true worth. At least a majority of its assets are invested in dividend-paying equity securities, which may provide modest income to the Fund. Under normal circumstances, the Fund primarily invests in a concentrated number of non-U.S. and U.S. equity securities, including common stock, preferred stock, depositary receipts (“DRs”), and options, of companies with market capitalizations up to $5 billion at the time of purchase. The median market capitalization is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Fund may invest up to 50% of its net assets at market value at the time of purchase in emerging and less developed markets. At least 40% of the Fund’s net assets, calculated at the time of purchase, will be invested in foreign securities. The Fund does not invest more than 35% of its net assets at market value at the time of purchase in companies from any single country, including the United States. Up to 10% of the Fund’s net assets, measured at the time of purchase, may be invested in American Depositary Receipts (ADRs).

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value Investing TM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration

Under normal circumstances, the Fund primarily invests in a concentrated number of non-U.S. and U.S. equity securities, including common stock, preferred stock, depositary receipts (“DRs”), and options, of companies with market capitalizations up to $5 billion at the time of purchase.

Risk, Heading	rr_RiskHeading	Principal Risks of investing in the INTERNATIONAL value fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The International Value Fund is designed for investors who seek long-term capital appreciation from a diversified, actively managed portfolio of international stocks. It is constructed for investors who can accept the volatility and other investment risks of the broad-based international equity markets, but want to manage these risks by investing in companies believed to be undervalued relative to their intrinsic value.

The principal risk of investing in the International Value Fund is that its share price and investment return will fluctuate, and you could lose money. Additional principal investment risks of the Fund include:

-	Management Risk. The ability of the Fund to meet its investment objective is directly related to Heartland Advisors’ investment strategies for the Fund.

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General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

-	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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Value-Style Investing Risk. Value stocks can perform differently from the market as a whole and from other types of stocks. Value investments are subject to the risk that their intrinsic value may not be recognized by the broad market.

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SMALLER COMPANY SECURITIES RISK. Equity securities of the smaller companies in which the Fund may invest generally involve a higher degree of risk than investments in the broad-based equity markets. The security prices of smaller companies generally are more volatile than those of larger companies, they generally will have less market liquidity, and they may be more likely to be adversely affected by poor economic or market conditions.

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Limited Portfolio Risk . As the Fund invests in a limited number of stocks, a change in the value of any single holding may have a more pronounced effect on the Fund’s net asset value (“NAV”) and performance than would be the case if it held more positions. This generally will increase the volatility of the Fund’s NAV and investment return.

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Foreign INVESTING RISK. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse political, social, regulatory, and economic developments. Foreign security prices can be affected by exchange rate and foreign currency fluctuations, less publicly available information, and different accounting, auditing, legal, and financial standards. Foreign investments may also be less liquid than investments in U.S. issuers. This risk may be heightened in emerging or developing markets.

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Emerging Markets Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, political and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss.

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Currency Risk. Foreign securities usually are denominated and traded in foreign currencies, while the Fund values its assets in U.S. dollars. The exchange rates between foreign currencies and the U.S. dollar fluctuate continuously. As a result, the values of the Fund’s non-U.S. investments will be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.

An investment in a Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency. It is not designed to be a complete investment program, and while you may make money, you can also lose money. Each Fund’s share price will fluctuate.

Risk, Lose Money	rr_RiskLoseMoney	The principal risk of investing in the International Value Fund is that its share price and investment return will fluctuate, and you could lose money.
Risk Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in a Fund is not a deposit of a bank, nor insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Past Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) between the Funds, on behalf of the International Value Fund, and Trust for Professional Managers, on behalf of the Heartland International Value Fund (the “Predecessor Fund”), on October 1, 2013, the International Value Fund acquired all the assets and liabilities of the Predecessor Fund in exchange for shares of the International Value Fund. The following tables show historical performance of the Predecessor Fund (for periods prior to the Reorganization) and the International Value Fund (for periods after the Reorganization) and provide some indication of the risks of investing in the International Value Fund. Table I shows how the total returns before taxes for the Fund varied from year to year. Table II shows how the Fund’s average annual total returns compare to those of two different securities market indicies. Past performance (before and after taxes) does not guarantee future results. Recent performance information for the Fund is available on the Fund’s website at heartlandadvisors.com or by calling 1-800-432-7856.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following tables show historical performance of the Predecessor Fund (for periods prior to the Reorganization) and the International Value Fund (for periods after the Reorganization) and provide some indication of the risks of investing in the International Value Fund.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-432-7856.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.heartlandadvisors.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not guarantee future results.
Bar Chart, Heading	rr_BarChartHeading	TABLE I INTERNATIONAL VALUE FUND – INVESTOR CLASS SHARES - Year-by-Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter:	Worst Quarter:
1st Quarter of 2012. . . .15.51%	3 rd Quarter of 2011 . . . .-16.32%

Performance Table Heading	rr_PerformanceTableHeading	TABLE II international value fund - Average Annual Total Returns [for the periods ended 12/31/15]
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher

The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits. In some instances, the after-tax return on distributions and sale of Fund shares may be higher than other return figures when Fund shares are sold at a loss that provides an assumed tax benefit to the shareholder.

Performance Table, Closing	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The differences in before-tax returns and after-tax returns on distributions and sale of Fund shares are due to adjustments incorporated into the after-tax returns for qualified taxable dividend income and qualifying foreign tax credits.

In some instances, the after-tax return on distributions and sale of Fund shares may be higher than other return figures when Fund shares are sold at a loss that provides an assumed tax benefit to the shareholder.

HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND | Russell® Global ex-US Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.50%	[1]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.87%	[1]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.84%	[1]
HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND | Russell® Global ex-US Small Cap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.75%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.35%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of the net asset value of any shares that are redeemed or exchanged within 10 days after they were purchased)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 152
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	538
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	950
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,098
Annual Return 2011	rr_AnnualReturn2011	(21.99%)
Annual Return 2012	rr_AnnualReturn2012	26.97%
Annual Return 2013	rr_AnnualReturn2013	12.05%
Annual Return 2014	rr_AnnualReturn2014	(3.76%)
Annual Return 2015	rr_AnnualReturn2015	(12.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.32%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.09%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.25%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.18%)
HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND | Investor Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(12.33%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.28%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.17%)
HEARTLAND INTERNATIONAL VALUE FUND (Prospectus Summary) | HEARTLAND INTERNATIONAL VALUE FUND | Investor Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.37%)

[1]	Due to the discontinuation of the Russell® Global ex-US Small Cap Value Index, the Fund changed its benchmark to the Russell® Global ex-US Small Cap Index on March 18, 2016.
[2]	Pursuant to an operating expense limitation agreement between the Fund’s investment advisor, Heartland Advisors, and the International Value Fund, Heartland Advisors has agreed to waive its management fees and/or reimburse expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest expenses on short positions, acquired fund fees and expenses or extraordinary expenses) do not exceed 1.49% of the Fund’s average net assets (the “Expense Cap”), through at least May 1, 2017 and, subject to annual re-approval of the agreement by the Funds’ Board of Directors, thereafter. The operating expense limitation agreement may be terminated only by, or with the consent of, the Funds’ Board of Directors. Heartland Advisors is permitted to be reimbursed for management fee waivers and/or expense payments made in the prior three fiscal years, subject to the Expense Cap.